Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	451,617,093	451,375,000	451,335,000
Common stock, shares outstanding	451,617,093	451,375,000	451,335,000